Supplement to the
Fidelity® Four-in-One Index Fund
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective June 14, 2016, “Fidelity” will replace “Spartan” in the fund name for each Spartan Index Fund referenced within the Statement of Additional Information.

IDVB-16-01 1.730856.115	May 13, 2016

Supplement to the
Fidelity® Four-in-One Index Fund
April 29, 2016
Prospectus

Effective June 14, 2016, “Fidelity” will replace “Spartan” in the fund name for each Spartan® Index Fund referenced within the prospectus.

IDV-16-01 1.729987.127	May 13, 2016